Related Party Transactions and Balances (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sino Bioway [Member]
Rent expenses to SinoBioway Biotech Group Co. Ltd. (“SinoBioway”).	$ 807	$ 852	$ 869